SGI U.S. Large Cap Equity Fund
Schedule of Investments
November 30, 2024 (Unaudited)

COMMON STOCKS - 98.1%	Shares	Value
Aerospace/Defense - 1.4%
Lockheed Martin Corp.	5,626	$2,978,461
Northrop Grumman Corp.	859	420,609
		3,399,070

Banks - 0.2%
Citigroup, Inc.	7,486	530,533

Beverages - 1.2%
Coca Cola Bottling Co.	346	451,284
Coca-Cola Co.	38,201	2,447,920
		2,899,204

Biotechnology - 5.2%
Regeneron Pharmaceuticals, Inc. (a)	6,190	4,643,862
Royalty Pharma PLC - Class A	16,408	437,437
United Therapeutics Corp. (a)	17,920	6,639,181
Vertex Pharmaceuticals, Inc. (a)	2,115	990,095
		12,710,575

Building Materials - 3.9%
Builders FirstSource, Inc. (a)	3,059	570,412
Owens Corning	40,704	8,369,556
Trane Technologies PLC	1,390	578,546
		9,518,514

Chemicals - 0.9%
DuPont de Nemours, Inc.	5,247	438,597
Ecolab, Inc.	4,631	1,152,054
LyondellBasell Industries NV - Class A	6,437	536,459
		2,127,110

Commercial Services - 3.3%
Automatic Data Processing, Inc.	25,732	7,897,923

Cosmetics & Personal Care - 2.8%
Colgate-Palmolive Co.	70,803	6,841,694

Diversified Financial Services - 1.5%
Mastercard, Inc. - Class A	6,960	3,709,262

Electric - 3.7%
CMS Energy Corp.	49,229	3,431,754
DTE Energy Co.	13,893	1,747,462
Duke Energy Corp.	4,002	468,434
Evergy, Inc.	50,750	3,279,972
		8,927,622

Engineering & Construction - 1.0%
EMCOR Group, Inc.	4,502	2,296,560

Environmental Control - 1.4%
Republic Services, Inc.	4,641	1,013,130
Waste Management, Inc.	10,805	2,465,917
		3,479,047

Food - 2.6%
Hershey Co.	1,921	338,346
Kroger Co., (The)	33,098	2,021,626
Performance Food Group Co. (a)	14,831	1,308,687
Sysco Corp.	27,874	2,149,364
Tyson Foods, Inc., - Class A	7,069	455,951
		6,273,974

Freight & Logistics - 3.4%
FedEx Corp.	7,024	2,125,954
Union Pacific Corp.	18,268	4,469,449
United Parcel Service, Inc. - Class B	11,640	1,579,781
		8,175,184

Healthcare-Services - 5.2%
Elevance Health, Inc.	13,496	5,492,332
HCA Healthcare, Inc.	5,656	1,850,757
Universal Health Services, Inc. - Class B	25,325	5,191,625
		12,534,714

Home Builders - 1.1%
NVR, Inc. (a)	285	2,632,140

Household Products/Wares - 0.5%
Kimberly-Clark Corp.	8,547	1,191,024

Insurance - 13.9%
Allstate Corp., (The)	17,960	3,724,724
Berkshire Hathaway, Inc. - Class B (a)	1,037	500,892
Cincinnati Financial Corp.	3,003	479,970
Everest Group Ltd.	17,499	6,781,912
Markel Group, Inc. (a)	293	522,396
MetLife, Inc.	91,399	8,064,134
Progressive Corp.	31,264	8,406,264
Reinsurance Group of America, Inc.	10,422	2,380,385
Unum Group	36,077	2,774,321
		33,634,998

IT Services & Consulting - 7.1%
Accenture PLC - Class A	2,561	928,029
Amdocs Ltd.	13,258	1,149,734
Cognizant Technology Solutions Corp. - Class A	5,968	480,364
EPAM Systems, Inc. (a)	29,305	7,148,076
GoDaddy, Inc. - Class A (a)	29,062	5,741,779
Leidos Holdings, Inc.	11,152	1,844,541
		17,292,523

Media - 0.5%
Fox Corp. - Class B	12,032	538,191
Walt Disney Co.	5,147	604,618
		1,142,809

Mining - 0.3%
Freeport-McMoRan, Inc.	14,354	634,447

Oil & Gas - 2.3%
Coterra Energy, Inc.	16,397	438,128
Devon Energy Corp.	73,448	2,787,351
Diamondback Energy, Inc.	3,186	565,802
EOG Resources, Inc.	8,095	1,078,740
Ovintiv, Inc.	8,736	396,789
Valero Energy Corp.	2,814	391,371
		5,658,181

Online Services - 4.4%
Booking Holdings, Inc.	113	587,824
Meta Platforms, Inc. - Class A	11,785	6,768,361
Spotify Technology SA (a)	6,883	3,282,916
		10,639,101

Pharmaceuticals - 11.0%
Cardinal Health, Inc.	54,145	6,618,685
Eli Lilly & Co.	4,255	3,384,214
McKesson Corp.	10,395	6,533,257
Merck & Co., Inc.	71,012	7,217,660
Neurocrine Biosciences, Inc. (a)	18,814	2,384,675
Zoetis, Inc.	2,531	443,558
		26,582,049

Pipelines - 0.2%
Cheniere Energy, Inc.	2,489	557,561

REITS - 0.6%
Equity Residential	6,282	481,578
Essex Property Trust, Inc.	1,596	495,494
Simon Property Group, Inc.	2,857	524,545
		1,501,617

Retail - 2.7%
Costco Wholesale Corp.	3,184	3,094,466
Ross Stores, Inc.	5,543	858,444
Target Corp.	3,042	402,487
Texas Roadhouse, Inc.	2,636	541,092
Wal-Mart Stores, Inc.	18,210	1,684,425
		6,580,914

Semiconductors - 2.2%
Monolithic Power Systems, Inc.	2,997	1,701,217
QUALCOMM, Inc.	23,566	3,735,918
		5,437,135

Software - 6.9%
AppLovin Corp. - Class A (a)	9,330	3,141,878
Atlassian Corp. - Class A (a)	3,196	842,402
Autodesk, Inc. (a)	1,791	522,793
HubSpot, Inc. (a)	663	478,056
Nutanix, Inc. - Class A (a)	7,637	498,543
Salesforce.com, Inc.	13,794	4,551,882
ServiceNow, Inc. (a)	904	948,694
Veeva Systems, Inc. - Class A (a)	10,661	2,429,109
Workday, Inc. - Class A (a)	1,963	490,730
Zoom Communications, Inc. - Class A (a)	33,896	2,802,860
		16,706,947

Technology - 3.5%
Alphabet, Inc. - Class A	47,493	8,023,942
Apple, Inc.	2,202	522,601
		8,546,543

Telecommunications - 3.2%
Motorola Solutions, Inc.	15,363	7,676,891
TOTAL COMMON STOCKS (Cost $201,583,723)		237,735,866

TOTAL INVESTMENTS - 98.1% (Cost $201,583,723)		237,735,866
Other Assets in Excess of Liabilities - 1.9%		4,519,675
TOTAL NET ASSETS - 100.0%		$242,255,541
two		–%
Percentages are stated as a percent of net assets.		–%

NV - Naamloze Vennootschap
PLC - Public Limited Company
REIT - Real Estate Investment Trust
SA - Sociedad Anónima

(a)	Non-income producing security.

Summary of Fair Value Disclosure as of November 30, 2024 (Unaudited)

SGI U.S. Large Cap Equity Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of November 30, 2024:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$237,735,866	$–	$–	$237,735,866
Total Investments	$237,735,866	$–	$–	$237,735,866

Refer to the Schedule of Investments for further disaggregation of investment categories.